PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 101,516	$ 95,761
Less: Accumulated depreciation	(38,545)	(34,151)
Less: Provision for impairment	(34,390)	(34,390)
Property and equipment, net	28,581	27,220	$ 52,697
Electronics and office equipments
Property, Plant and Equipment [Line Items]
Property and equipment, cost	528	512
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, cost	876	901
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, cost	5,460	5,704
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, cost	1,244	8,703
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 93,408	$ 79,941